                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number:                  811-09373

Exact name of registrant as specified in charter:    Oppenheimer Senior
                                                     Floating Rate Fund

Address of principal executive offices:              6803 South Tucson Way
                                                     Centennial, CO 80112-3924

Name and address of agent for service:               Robert G. Zack,
                                                     Executive Vice President &
                                                     General Counsel
                                                     OppenheimerFunds, Inc.
                                                     Two World Financial Center
                                                     225 Liberty Street
                                                     New York, NY 10281-1008

Registrant's telephone number, including area code:  303-768-3200

Date of fiscal year end:                             07/31

Date of reporting period:                            07/01/2009-06/30/2010

Item 1. Proxy Voting Record

===================== OPPENHEIMER SENIOR FLOATING RATE FUND ====================

Mirant Corporation

Ticker:       MIR            Security ID:  60467R100
Meeting Date: MAY 6, 2010    Meeting Type: Annual
Record Date:  MAR 8, 2010

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Thomas W. Cason            For       For        Management
1.2   Elect Director A.D. (Pete) Correll        For       For        Management
1.3   Elect Director Terry G. Dallas            For       For        Management
1.4   Elect Director Thomas H. Johnson          For       For        Management
1.5   Elect Director John T. Miller             For       For        Management
1.6   Elect Director Edward R. Muller           For       For        Management
1.7   Elect Director Robert C. Murray           For       For        Management
1.8   Elect Director William L. Thacker         For       For        Management
2     Ratify Auditors                           For       For        Management
3     Adopt NOL Rights Plan (NOL Pill)          For       For        Management
4     Amend Omnibus Stock Plan                  For       For        Management
5     Adopt Quantitative GHG Goals for Products Against   For        Shareholder
      and Operations

                            SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Oppenheimer Senior Floating Rate Fund

By:          William F. Glavin, Jr.*
             --------------
             William F. Glavin, Jr.
             President and Principal Executive Officer

Date:        August 23, 2010

*By:         /s/ Randy Legg
             --------------
             Randy Legg, Attorney in Fact